Expense Example, No Redemption (, (Global Conservative Absolute Return Fund), Class C, USD $)	0 Months Ended
Jun. 26, 2014
| (Global Conservative Absolute Return Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 228
Expense Example, No Redemption, 3 Years	$ 720